Angel Oak Strategic Credit Fund
Schedule of Investments
October 31, 2020 (Unaudited)
	Principal
Asset-Backed Securities ― 19.99%	Amount	Value
Affirm Asset Securitization Trust, Series 2020-A, Class C, 6.230%, 2/18/2025 (a)	$100,000	$101,801
First Investors Auto Owner Trust, Series 2019-1A, Class F, 6.150%, 7/15/2026 (a)	250,000	250,791
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class F, 5.570%, 11/16/2026 (a)	250,000	253,594
Hertz Vehicle Financing II LP, Series 2016-2A, Class D, 5.970%, 3/25/2022 (a)	300,000	294,735
Hertz Vehicle Financing II LP, Series 2019-3A, Class D, 5.000%, 12/25/2025 (a)	100,000	98,245
Marlette Funding Trust, Series 2019-1A, Class C, 4.420%, 4/16/2029 (a)	200,000	203,588
Mosaic Solar Loan Trust, Series 2018-1A, Class C, 0.000%, 6/22/2043 (a)(b)	288,623	258,119
Mosaic Solar Loan Trust, Series 2019-1A, Class B, 0.000%, 12/21/2043 (a)(b)	78,657	72,260
Tidewater Auto Receivables Trust, Series 2020-AA, Class D, 2.310%, 3/15/2027 (a)	100,000	102,079
Upstart Securitization Trust, Series 2018-1, Class D, 6.147%, 8/20/2025 (a)	479,708	476,131
Upstart Securitization Trust, Series 2019-3, Class C, 5.381%, 1/20/2030 (a)	320,000	314,560
TOTAL ASSET-BACKED SECURITIES - (Cost ― $2,328,261)		2,425,903

Collateralized Loan Obligations ― 12.92%
Diamond CLO Ltd., Series 2019-1A, Class E, 8.265% (3 Month LIBOR USD + 8.050%), 4/25/2029 (a)(c)	500,000	467,484
JFIN CLO Ltd., Series 2013-1A, Class DR, 7.588% (3 Month LIBOR USD + 7.370%), 1/22/2030 (a)(c)	250,000	224,252
Monroe Capital CLO Ltd., Series 2020-1A, Class E, 0.000% (3 Month LIBOR USD + 8.850%), 8/20/2031 (a)(c)	500,000	472,057
Saranac CLO VIII Ltd., Series 2020-8A, Class E, 8.373% (3 Month LIBOR USD + 8.120%), 2/22/2033 (a)(c)	250,000	206,744
Zais CLO Ltd., Series 2016-2A, Class C, 4.737% (3 Month LIBOR USD + 4.500%), 10/16/2028 (a)(c)	253,614	197,272
TOTAL COLLATERALIZED LOAN OBLIGATIONS - (Cost ― $1,666,046)		1,567,809

Commercial Mortgage-Backed Securities ― 2.00%
XCALI Mortgage Trust, Series 2020-1, Class B1, 9.150% (1 Month LIBOR USD + 7.500%), 2/15/2023 (a)(c)	250,000	242,602
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - (Cost ― $250,000)		242,602

Commercial Mortgage-Backed Security - U.S. Government Agency ― 2.92%
Federal National Mortgage Association, Series 2020-01, Class M10, 3.899% (1 Month LIBOR USD + 3.750%), 3/25/2050 (a)(c)	200,000	185,683
Federal National Mortgage Association, Series 2020-01, Class CE, 7.649% (1 Month LIBOR USD + 7.500%), 3/25/2050 (a)(c)	200,000	168,834
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITY - U.S. GOVERNMENT AGENCY - (Cost ― $400,000)		354,517

Corporate Obligations ― 7.99%
Financial ― 5.51%
Realogy Group LLC / Realogy Co-Issuer Corp., 9.375%, 4/1/2027 (a)	50,000	53,067
Trinitas Capital Management LLC, 7.750%, 6/15/2023 (a)	300,000	310,380
WT Holdings, Inc., 7.000%, 4/30/2023 (a)	300,000	306,147
		669,594
Real Estate Investment Trust ― 2.48%
Ready Capital Corp., 6.500%, 4/30/2021	12,000	300,900
TOTAL CORPORATE OBLIGATIONS - (Cost ― $949,516)		970,494

Residential Mortgage-Backed Securities ― 40.06%
American Home Mortgage Assets Trust, Series 2006-6, Class XP, 2.860%, 12/25/2046 (d)(e)	1,361,541	123,884
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2, 6.750%, 12/25/2036 (f)	319,661	148,628
Chase Mortgage Reference Notes, Series 2020-CL1, Class M5, 5.749% (1 Month LIBOR USD + 5.600%), 10/25/2057 (a)(c)	287,712	288,489
CHL Mortgage Pass-Through Trust, Series 2004-29, Class 1X, 1.278%, 2/25/2035 (d)(e)	3,216,626	114,914
Connecticut Avenue Securities Trust, Series 2019-R02, Class 1B1, 4.299% (1 Month LIBOR USD + 4.150%), 8/25/2031 (a)(c)	100,000	98,062
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1B1, 3.549% (1 Month LIBOR USD + 3.400%), 10/25/2039 (a)(c)	500,000	443,884
CountryWide Alternative Loan Trust, Series 2007-20, Class A1, 0.649% (1 Month LIBOR USD + 0.500%), 8/25/2047 (c)	272,924	135,741
CSMC Trust, Series 2017-RPL1, Class B4, 3.064%, 7/25/2057 (a)(d)	1,636,542	285,801
DSLA Mortgage Loan Trust, Series 2004-AR2, Class X2, 2.658%, 11/19/2044 (d)(e)	644,394	37,415
Eagle RE Ltd., Series 2019-1, Class M2, 3.449% (1 Month LIBOR USD + 3.300%), 4/25/2029 (a)(c)	150,000	143,569
GS Mortgage Securities Corp. Trust, Series 2020-PJ3, Class B6, 3.465%, 10/25/2050 (a)(d)	1,666,567	427,084
GSAA Home Equity Trust, Series 2006-15, Class AF6, 5.876%, 9/25/2036 (f)	46,479	22,492
GSAA Home Equity Trust, Series 2006-18, Class AF3A, 5.772%, 11/25/2036 (d)	152,178	82,897
Homeward Opportunities Fund I Trust, Series 2018-1, Class M1, 4.548%, 6/25/2048 (a)(d)	200,000	205,818
Homeward Opportunities Fund I Trust, Series 2019-1, Class B1, 4.800%, 1/25/2059 (a)(d)	350,000	350,434
JP Morgan Mortgage Trust, Series 2019-1, Class B6, 3.102%, 5/25/2049 (a)(d)	237,837	130,906
Mello Warehouse Securitization Trust, Series 2019-2, Class G, 4.149% (1 Month LIBOR USD + 4.000%), 11/25/2052 (a)(c)	300,000	293,683
PRPM LLC, Series 2020-1A, Class A2, 3.967%, 2/25/2025 (a)(f)	500,000	484,559
Residential Mortgage Loan Trust, Series 2019-3, Class B2, 5.664%, 9/25/2059 (a)(d)	270,000	263,592
Residential Mortgage Loan Trust, Series 2020-2, Class B2, 5.400%, 5/25/2060 (a)(d)	300,000	291,899
STACR Trust, Series 2018-HRP1, Class B2, 11.899% (1 Month LIBOR USD + 11.750%), 4/25/2043 (a)(c)	243,469	242,775
Verus Securitization Trust, Series 2019-3, Class B1, 4.043%, 7/25/2059 (a)(d)	250,000	245,233
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Cost ― $4,870,633)		4,861,759

Residential Mortgage-Backed Security - U.S. Government Agency ― 10.31%
Federal Home Loan Mortgage Corp., Series 2019-HQA3, Class M2, 1.999% (1 Month LIBOR USD + 1.850%), 9/27/2049 (a)(c)	354,613	347,955
Federal Home Loan Mortgage Corp., Series 2020-DNA1, Class M2, 1.849% (1 Month LIBOR USD + 1.700%), 1/25/2050 (a)(c)	106,000	103,479
Federal Home Loan Mortgage Corp., Series 2020-DNA2, Class B1, 2.649% (1 Month LIBOR USD + 2.500%), 2/25/2050 (a)(c)	700,000	603,632
Federal National Mortgage Association, Series 2020-R02, Class 2B1, 3.149% (1 Month LIBOR USD + 3.000%), 1/25/2040 (a)(c)	250,000	196,783
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITY - U.S. GOVERNMENT AGENCY - (Cost ― $1,379,789)		1,251,849

Short-Term Investments ― 3.24%	Shares
Money Market Funds ― 3.24%
Fidelity Institutional Money Market Government Portfolio, Institutional Class 0.010% (g)(h)	393,177	393,177
TOTAL SHORT-TERM INVESTMENTS (Cost ― $393,177)		393,177
TOTAL INVESTMENTS ― 99.43% (Cost ― $12,237,422)		12,068,110
Other Assets in Excess of Liabilities ― 0.57%		68,927
NET ASSETS ― 100.00%		$12,137,037

LIBOR	London Inter-Bank Offered Rate

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At October 31, 2020, the value of these securities amounted to $10,708,062 or 88.23% of net assets.

(b)	Principal only security.
(c)
Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and are currently in the fixed phase. Rate disclosed is the rate in effect as of October 31, 2020.

(d)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of October 31, 2020.
(e)	Interest only security.
(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of October 31, 2020.
(g)	Rate disclosed is the seven-day yield as of October 31, 2020.
(h)	$63,869 of this security has been pledged as collateral in connection with open futures contracts.

Angel Oak Strategic Credit Fund
Schedule of Open Futures Contracts
October 31, 2020 (Unaudited)

Short Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)
3 Year ERIS Aged Standard Swap Future	December 2021	(5)	$(522,850)	$(26,350)
4 Year ERIS Aged Standard Swap Future	March 2022	(6)	(615,337)	(35,017)
5 Year ERIS Aged Standard Swap Future	June 2024	(1)	(111,646)	(8,420)
Total				$(69,787)

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets and liabilities. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments based on the best information available).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations, whole loans, and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the"Adviser") the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value the Fund's net assets as of October 31, 2020:

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ -	$ 2,425,903	$ -	$ 2,425,903
Collateralized Loan Obligations	-	1,567,809	-	1,567,809
Commercial Mortgage-Backed Securities	-	242,602	-	242,602
Commercial Mortgage-Backed Securities - U.S. Government Agency	-	354,517	-	354,517
Corporate Obligations	-	970,494	-	970,494
Residential Mortgage-Backed Securities	-	4,861,759	-	4,861,759
Residential Mortgage-Backed Securities - U.S. Government Agency	-	1,251,849	-	1,251,849
Short-Term Investments	393,177	-	-	393,177
Total	$ 393,177	$ 11,674,933	$ -	$ 12,068,110
Other Financial Instruments*
Liabilities
Futures Contracts	$ 69,787	$ -	$ -	$ 69,787

*Other financial instruments are derivative instruments, such as futures. Futures are reflected at the unrealized appreciation (depreciation) on the instrument.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2020, the Fund did not recognize any transfers to or from Level 3.

The average monthly notional value of short futures contracts during the period ended October 31, 2020, was ($1,245,652).